Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.Summary of Significant Accounting Policies

(a)          Basis of Presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to arrange adequate financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

The Group has incurred net losses of US$47.4 million and US$13.9 million for the years ended December 31, 2020 and 2021, respectively. The accumulated deficit amounted to US$214.8 million as of December 31, 2021. Net cash used in operating activities were US$0.9 million and US$51.0 million for the years ended December 31, 2020 and 2021, respectively. As of December 31, 2021, the Group’s current liabilities exceed its current assets by US$11.2 million. Additionally, the Group received two non-compliance notifications from the New York Stock Exchange ("NYSE") related to its share price and market capitalization not meeting the minimum requirements. The potential cash redemption of the outstanding convertible notes and repayment of bank borrowings which had outstanding amounts of US$11.2 million and US$1.6 million, respectively as of December 31, 2021, will be triggered if delisting from NYSE occurs. With respect to the non-compliance notification related to Company's market capitalization, the Company submitted its business plan to NYSE to demonstrate its plan to cure the non-compliance, and such plan has been accepted by NYSE. However, the Company's subsequent quarterly financial information will be subject to the NYSE's review through July, 2023 for compliance with the goals and initiatives as outlined in Company's plan. Failure to achieve these goals will result in the Company being subject to NYSE trading suspension at the point when the goals or the initiatives are not met.

2.Summary of Significant Accounting Policies (Continued)

(a)          Basis of Presentation (Continued)

Such recurring losses, negative working capital and funding requirement relating to the potential redemption of its outstanding convertible notes and bank borrowings may raise substantial doubt about the Group’s ability to continue as a going concern, which indicates that it is probable that the Group will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued. The Group’s liquidity is dependent on its ability to enhance its operating cash flow, obtain capital financing from investors and borrowings from commercial banks to fund its general operations including its marketing activities. The Group’s ability to continue as a going concern is dependent on the following factors:

●	The successful implementation of a balanced growth strategy and an effective financial management which can contribute to the optimization of the operating cost and expense structure. To implement the plans, the Group plans to continue to improve the stickiness of its existing users by offering higher quality and diversified contents and user incentive program. In order to optimize cost structure and improve operating efficiency, the Group will continue to implement various measures to control its costs and expenses, by reducing various discretional expenditures, including spending on user acquisition, labor costs and other operating expenses. The Group plans to further strengthen the monetization capability by diversifying its revenue structure and improving the return on investment of its key products.
●	With respect to the non-compliance notification related to Company's average closing price, the Group plans to effect a reverse share split in May 2022 to cure this deficiency.
●	The Group will continue to seek external financing to improve its liquidity position to fund continuing operations, though there is no assurance that the Group will be successful in obtaining sufficient funding on terms acceptable to the Group.
●	While there can be no assurance that the Group will be able to refinance its short-term bank borrowings as they become due, historically, the Group has renewed its short term credit facility upon the maturity of the loans and believes the Group will continue to be able to do so.

Management has concluded, after giving consideration to its plans as noted above, that the Group has sufficient cash and liquidity to fund its operations for one year from the date of the issuance of the consolidated financial statements. Accordingly, the consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.

(b)          Principles of Consolidation

The consolidated financial statements include the financial information of the Company, its wholly owned subsidiaries, its consolidated VIEs and VIEs’ subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Applicable PRC laws and regulations currently limit foreign ownership of companies that provide internet content distribution services and any other restrictions. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are not eligible to engage in provisions of internet content or online services. The Group therefore conducts its online business through the following major consolidated VIEs:

●	Shanghai Chu Bao (CooTek) Information Technology Co., Ltd. (“Chu Bao”)
●	Shanghai Qiaohan Technology Co., Ltd. (“Qiaohan”)
●	Molihong (Shenzhen) Internet Technology Co., Ltd. (“Molihong”)

2.Summary of Significant Accounting Policies (Continued)

(b)          Principles of Consolidation (Continued)

●	Shanghai Dengyong Information Technology Co., Ltd. (“Dengyong”)
●	Yingsun Information Technology (Ningbo) Co., Ltd. (“Yingsun”)*
●	Shanghai Qinglin Network Technology Co., Ltd. (“Qinglin”)

* The Group restructured its VIEs and Yingsun was directly controlled by one of subsidiaries of the Group since November 2020.

To provide the Group effective control over the VIEs and receive substantially all of the economic benefits of the VIEs, the Company’s wholly owned subsidiary, Shanghai ChuLe (CooTek) Information Technology Co., Ltd. (“Chu Le” or “WFOE”) entered into a series of contractual arrangements, described below, with The VIEs and their respective shareholders.

Agreements that provide the Company effective control over the VIEs include:

Voting Rights Proxy Agreements & Irrevocable Power of Attorney

Pursuant to which each of the shareholders of VIEs has executed voting rights proxy agreements, appointing the WFOE, or any person designated by the WFOE, as their attorney-in-fact to (i) call and attend shareholders’ meetings of VIEs and execute relevant shareholders’ resolutions; (ii) exercise on their behalf all his rights as a shareholder of VIEs, including those rights under PRC laws and regulations and the articles of association of VIEs, such as voting, appointing, replacing or removing directors, (iii) submit all documents as required by governmental authorities on behalf of VIEs, and (iv) assign the shareholding rights of VIEs, including receiving dividends, disposing of equity interest and enjoying the rights and interests during and after liquidation.

Exclusive Purchase Option Agreements

Pursuant to which each the VIE shareholders unconditionally and irrevocably granted the WFOE or its designee exclusive options to purchase, to the extent permitted under PRC laws and regulations, all or part of the equity interests in the VIEs. The WFOE has the sole discretion to decide when to exercise the options, and whether to exercise the options in part or in full. Without the WFOE’s written consent, the VIE shareholders may not sell, transfer, pledge or otherwise dispose of or create any encumbrance on any of VIEs’ assets or equity interests.

Equity Pledge Agreements

The VIE shareholders agreed to pledge their equity interests in VIEs to the WFOE to secure the performance of the VIEs’ obligations under the series of contractual agreements and any such agreements to be entered into in the future. Without prior written consent of the WFOE, the VIEs’ shareholders shall not transfer or dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. If any economic interests were received by means of their equity interests in the VIEs, such interests belong to the WFOE.

2.Summary of Significant Accounting Policies (Continued)

(b)          Principles of Consolidation (Continued)

Agreements that transfer economic benefits of VIEs to the Group include:

Exclusive Business Cooperation Agreements

Under the exclusive services agreement, the Company and the WFOE have the exclusive right to provide comprehensive technical and business support services to the VIEs. In exchange, the VIEs pay monthly service fees to the WFOE in the amount equivalent to all of their net income as confirmed by the WFOE. The WFOE has the right to adjust the service fee rates at its sole discretion. The agreement can be early terminated by the WFOE by giving a 30-day prior notice, but not by the VIEs or VIE shareholders.

Loan Agreements

The WFOE entered into loan agreements with each shareholder of the VIEs. Pursuant to the terms of these loan agreements, the WFOE granted an interest-free loan to each shareholder of the VIEs for the explicit purpose of making a capital contribution to the VIEs. The term of the loans are 10 years and shall be renewed automatically every 3 years for an additional 3 years unless the WFOE terminates the agreement (which option is at the WFOE’s sole discretion) at which point the loans are payable on demand. The shareholders of the VIEs may not prepay all or any portion of the loans without the WFOE’s consent.

Voting Rights Proxy Agreements & Irrevocable Powers of Attorney and Exclusive Purchase Option Agreements provide the Company effective control over the VIEs and its subsidiaries, while the Exclusive Business Cooperation Agreements and Equity Pledge Agreements secure the obligations of the shareholders of the VIEs under the relevant agreements. Because the Company, through the WFOE, has (i) the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from the VIEs, the Company is deemed the primary beneficiary of the VIEs. Accordingly, the Company has consolidated the VIEs’ financial results of operations, assets and liabilities in the Group’s consolidated financial statements. The aforementioned agreements are effective agreements between a parent and consolidated subsidiaries, neither of which is accounted for in the consolidated financial statements or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Business Cooperation Agreement).

The Group believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	Revoke the business and operating licenses of the Company’s PRC subsidiaries and VIEs;
●	Discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiaries and VIEs;
●	Limit the Group’s business expansion in China by way of entering into contractual arrangements;
●	Impose fines or other requirements with which the Company’s PRC subsidiaries and VIEs may not be able to comply;
●	Require the Company or the Company’s PRC subsidiaries or VIEs to restructure the relevant ownership structure or operations; or

2.Summary of Significant Accounting Policies (Continued)

(b)          Principles of Consolidation (Continued)

●	Restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The following consolidated financial statement balances and amounts of the Group’s VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries and its VIEs.

	As of December 31,
	2020	2021
	US$	US$
ASSETS
Cash and cash equivalents	7,105,349	4,263,844
Restricted cash	138,964	139,080
Accounts receivable, net	16,115,202	6,911,955
Prepaid expense and other assets	7,912,712	6,677,808
Long-term restricted cash	21,689,436	—
Long-term investments	306,518	313,691
Property and equipment, net	36,422	159,514
Operating lease right-of-use assets	—	485,196
Other non-current assets	224,235	174,957
Total Assets	53,528,838	19,126,045
LIABILITIES
Accounts payable	43,099,067	13,149,951
Short-term bank borrowings	267,917	5,126,484
Accrued salary and benefits	694,225	145,698
Accrued expenses and other current liabilities	4,228,532	4,033,675
Deferred revenue	620,688	459,887
Operating lease liabilities, current	—	300,894
Operating lease liabilities, non-current	—	37,097
Total Liabilities	48,910,429	23,253,686

	For the years ended
	December 31,
	2019	2020	2021
	US$	US$	US$
Net revenues	91,701,068	355,516,582	101,383,320
(Loss) income from operations	(26,589,386)	1,310,310	(31,302,836)
Net (loss) income	(27,062,076)	1,805,819	(31,694,750)
Net cash provided (used in) by operating activities	11,577,601	17,304,417	(27,664,505)
Net cash used in investing activities	(21,502)	(344,681)	(475,661)
Net cash provided by (used in) financing activities	405,304	(163,132)	4,772,782

The VIEs’ assets are comprised of recognized and unrecognized revenue-producing assets. The recognized revenue producing assets mainly include purchased servers, which are presented in the account of “Property and equipment, net”. The unrecognized revenue-producing assets mainly consist of the Internet Content Provider license (“ICP” license), trademarks, copyrights and registered patents, which are not recognized in the consolidated balance sheets.

2.Summary of Significant Accounting Policies (Continued)

(b)          Principles of Consolidation (Continued)

Revenues of VIEs included in the consolidated financial statements mainly include revenue of advertising services. The VIEs contributed 52%, 81% and 37% of the Group’s consolidated net revenues for years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2020 and 2021, the VIEs accounted for an aggregate of 55% and 34% respectively, of the consolidated total assets, and 44% and 37% respectively, of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIEs.

The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 20 for disclosure of restricted net assets.

(c)          Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements including but not limited to allowance for doubtful accounts, accruals for user incentive programs, valuation allowances of deferred tax assets, valuation of share-based compensation, and valuation of embedded derivative liabilities. Actual results may differ materially from those estimates.

(d)          Fair Value

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities.

2.Summary of Significant Accounting Policies (Continued)

(d)          Fair Value (Continued)

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

●	Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.
●	Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.
●	Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Beginning January 1, 2019, the Group’s equity investments without readily determinable fair values, which do not qualify for Net Asset Value (“NAV”) practical expedient and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of Accounting Standards Update (“ASU”) 2016-01 Recognition and Measurement of Financial Assets and Liabilities (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus and minus changes resulting from observable price changes in orderly transactions for identical or similar investments. After management’s assessment of each of the long-term investments, management concluded that investments do not have readily determinable fair values, and elects the measurement alternative.

The Company measures equity method investments at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include future performance projections, discount rate and other assumptions that are significant to the measurements of fair value. An impairment charge to these investments is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. During the years ended December 31, 2019, 2020 and 2021, the Group recognized nil, nil and US$0.25 million impairment loss of equity method investments, respectively.

2.Summary of Significant Accounting Policies (Continued)

(d)          Fair Value (Continued)

Financial instruments not reported at fair value include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, accounts payable, other current liabilities, short-term borrowings, and convertible note payable (see Note 10). The embedded monthly redemption right of the convertible note was measured at fair value and the Group determined these recurring fair value measurements reside primarily within Level 3 of the fair value hierarchy because the absence of observable inputs used in Monte Carlo simulation. The significant inputs applied in Monte Carlo simulation include expected volatility, dividend yield and present value discount rate. The carrying amounts of other financial instruments as of December 31, 2020 and December 31, 2021 were considered representative of their fair values due to their short-term nature.

(e)           Foreign Currency Translation

The functional currency of the Company is the United States Dollar (“US$”). The functional currency of the VIEs and the VIEs’ subsidiaries in the PRC is Renminbi (“RMB”). The functional currency of all the other subsidiaries is US$.

Foreign currency transactions have been translated into the functional currency at the exchange rates prevailing on the date of transactions. Foreign currency denominated monetary assets and liabilities are re-measured into the functional currency at exchange rates prevailing on the balance sheet date. Exchange gains and losses are recorded in the statements of operations.

The Group has chosen the US$ as its reporting currency. Assets and liabilities have been translated using exchange rates prevailing on the balance sheet date. Equity accounts are translated at historical exchange rates. Income statement items have been translated using the average exchange rate for the year. Translation adjustments have been reported as cumulative translation adjustments and are shown as a component of other comprehensive (loss) income in the consolidated statements of comprehensive loss and consolidated statements of changes in shareholders’  equity (deficit).

(f)          Cash, Cash Equivalents and Restricted cash

Cash and cash equivalents consist of cash on hand, demand deposits and floating rate financial instruments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

As of December 31, 2021, the Group’s restricted cash represents amounts held in Group’s bank account as guarantee deposit for loan facility provided by the bank. Long-term restricted cash of US$21.7 million frozen by local authorities on the alleged illegal acts of certain customers were released upon the completion of investigations as of December 31, 2021.

(g)          Short-term Investments

Short-term investments primarily consist of the time deposits with maturities between three months and one year. The Group classifies the short-term investments as “held-to-maturity” securities and stated at amortized cost within Level 2.

For investments classified as held-to-maturity securities, the Group evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320. The other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the investment’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. No impairment losses in relation to its short-term investments were recorded for the years ended December 31, 2019, 2020 and 2021.

2.Summary of Significant Accounting Policies (Continued)

(h)           Accounts Receivable, net

Accounts receivable, net represents those receivables derived from the ordinary course of business and are recorded net of allowance for doubtful accounts. The Group maintains an allowance for doubtful accounts that reflect its best estimate of probable losses inherent in the accounts receivables. In determining collectability of the accounts receivables, the Group considers many factors, such as: creditworthiness of customers, aging of the receivables, payment history of customers, financial condition of the customers and market trends, and specific facts and circumstances.

The allowance for doubtful accounts is reduced by subsequent collections of the specific allowances or by any write-off of customer accounts that are deemed uncollectible.

(i)          Long-term Investments

Investments represent equity-method investments and equity investments without readily determinable fair value.

The Group accounts for equity investment in entities with significant influence but holds no controlling interest under equity-method accounting. Under this method, the Group’s pro rata share of income (loss) from investment is recognized in the consolidated statements of operation. When the Group’s share of loss in an equity-method investee equals or exceeds its carrying value of the investment in that entity, the Group continues to report its share of equity method losses in the statements of operation to the extent and as an adjustment to the carrying amount of its other investments in the investee. Equity-method investment is reviewed for impairment by assessing if the decline in market value of the investment below the carrying value is other-than-temporary. In making this determination, factors are evaluated in determining whether a loss in value should be recognized. These include consideration of the intent and ability of the Group to hold investment and the ability of the investee to sustain an earnings capacity, justifying the carrying amount of the investment. Impairment losses are recognized in impairment losses of investment when a decline in value is deemed to be other-than- temporary.

Investments in equity securities without readily determinable fair values are measured at cost minus impairment adjusted by observable price changes in orderly transactions for the identical or a similar investment of the same issuer. An impairment loss is recognized in the consolidated statements of operation equal to the amount by which the carrying value exceeds the fair value of the investment.

The Group recognized US$500,032, nil and US$248,140 of impairment loss to write down the long-term investments for the years ended December 31, 2019, 2020 and 2021, respectively.

(j)          Property and Equipment, net

Property and equipment is recorded at cost less accumulated depreciation and impairment. Depreciation expense of long-lived assets is recorded as either cost of revenue or operating expenses, as appropriate. Depreciation is computed using the straight-line method over the following estimated useful lives by major asset category:

Electronic equipment	3 years
Office equipment and furniture	3 - 5 years
Motor vehicles	3 years
Leasehold improvements	Shorter of the lease term or expected useful life

2.Summary of Significant Accounting Policies (Continued)

(j)          Property and Equipment, net (Continued)

Repair and maintenance costs are charged directly to expense as incurred, whereas the cost of renewals and improvement that extend the useful lives of property and equipment are capitalized as additions to the related assets.

(k)         Intangible Assets

Intangible assets mainly consist of externally purchased software and other intangible assets which are amortized over an estimated useful life of 3-10 years on a straight-line basis.

(l)          Impairment of Long-lived Assets

Long-lived assets, including property and equipment and intangible assets, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Factors considered important that could result in an impairment review include, but are not limited to, significant under-performance relative to historical or planned operating results, significant changes in the manner of use or expected life of the assets or significant changes in business strategies. An impairment analysis is performed at the lowest level of identifiable cash flows for an asset or asset group based on valuation techniques such as discounted cash flow analysis. An impairment charge is recognized when the estimated undiscounted cash flows expected to result from the use of the asset plus net proceeds expected from the disposition of the asset, if any, are less than the carrying value of the asset net of other liabilities. The estimation of future cash flows requires significant management judgment and actual results may differ from estimated amounts. No impairment was recognized for the years ended December 31, 2019, 2020 and 2021.

(m)         Treasury Shares

Treasury shares represents ordinary shares repurchased by the Company that are no longer outstanding and are held by the Group. Treasury shares are accounted for under the cost method. Under this method, repurchased ordinary shares were recorded as treasury shares at historical purchase price. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

(n)         Revenue Recognition

Mobile Advertising

The Group generates substantially all of its revenue through mobile advertising and recognizes the revenue according to ASC Topic 606.

The Group provides advertising services to customers for promotion of their brands and products through its mobile applications, including a portfolio of content-rich mobile applications. The Group has two general pricing models for its advertising products: cost over a time period and cost for performance basis including per impression basis. For advertising contracts over a time period, the Group generally recognizes revenue ratably over time, because the customer simultaneously receives and consumes the benefits as the Group performs throughout a fixed contract term. For contracts that are charged on the cost for performance basis, the Group charges an agreed-upon fee to its customers determined based on the effectiveness of advertising links, which is typically measured by clicks, transactions, installations, user registrations, and other actions originating from the Group’s mobile applications. Revenue is recognized at a point in time when there is an effective click, transaction, installations, user registrations, and other actions originating from the Group’s mobile applications. For contracts that are charged on the cost per impression basis, the Group recognizes the revenue at a point in time when the impressions are delivered. Revenue for performance-based advertising services is recognized at a point in time when all the revenue recognition criteria are met.

2.Summary of Significant Accounting Policies (Continued)

(n)         Revenue Recognition (Continued)

For certain of the Group’s advertising service arrangements, customers are required to pay a deposit before using Group’s services. Deposits received are recorded as deferred revenue on the consolidated balance sheets. Service fees due to the Group are deducted from the deposited amounts when performance criteria have been satisfied.

Others

The Group also generates other revenues through VIP user subscription fee, licensing of online literature works and licensing of its portfolio products. The revenue is recognized when service is rendered.

Sales Incentives

The Group provides sales incentives to certain customers in the form of sales rebates which entitle them to receive reductions in the price. The Group accounts for these incentives granted to customers as variable consideration and records it as reduction of revenue. The amount of variable consideration is measured based on the most likely amount of incentives to be. For the years ended December 31, 2019, 2020 and 2021, the rebates recorded by the Group were US$6,473,774, US$54,320,688 and US$10,897,346, respectively.

Disaggregation of Revenue

In the following table, revenue is disaggregated by revenue streams and geographic location of customers’ headquarters.

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
Revenue:
Advertising revenue	175,040,033	438,384,470	267,266,716
Other revenue	2,843,072	3,120,761	4,879,105
Total	177,883,105	441,505,231	272,145,821

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
PRC	121,105,976	413,141,394	232,300,929
USA	53,469,745	22,192,632	30,023,116
Others	3,307,384	6,171,205	9,821,776
Total	177,883,105	441,505,231	272,145,821

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represents the amount to be collected from customers for which service has been delivered.

2.Summary of Significant Accounting Policies (Continued)

(n)         Revenue Recognition (Continued)

Contract liabilities include payments received in advance of performance under the contract or for differences between the amount billed to a customer and the revenue recognized for the completed performance obligation which is presented as deferred revenue on the consolidated balance sheets. Due to the generally short-term duration of the Group’s contracts, majority of the performance obligations are satisfied in one year. The movements of the Group’s accounts receivable and deferred revenue are as follows:

	Accounts Receivable	Deferred Revenue
	US$	US$
Opening Balance as of January 1, 2020	27,254,634	3,887,908
Increase (decrease), net	872,712	(556,397)
Ending Balance as of December 31, 2020	28,127,346	3,331,511
Decrease, net	(6,644,244)	(1,388,343)
Ending Balance as of December 31, 2021	21,483,102	1,943,168

Revenue amounted US$3,862,177 and US$3,301,256 were recognized in the years ended December 31, 2020 and 2021, respectively, which were included in the balance of deferred revenue at the beginning of each year.

Transaction Price Allocated to the Remaining Performance Obligations

Revenue expected to be recognized in any future year related to remaining performance obligations, excluding revenue pertaining to contracts that have an original expected duration of one year or less, contracts where revenue is recognized as invoiced and contracts with variable consideration related to undelivered performance obligations, is not material.

Practical Expedients and Exemptions

The Group elects not to disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less (ii) contracts for which the Group recognizes revenues at the amount to which it has the right to invoice for services performed and (iii) contracts with variable consideration related to wholly unsatisfied performance obligations.

(o)          Cost of Revenue

Cost of revenues consists of direct costs primarily relating to generating advertising revenue, which includes bandwidth costs and cloud service costs, content costs paid to signed authors and third-party content providers for the publishing and licensing of relevant online literature works, third-party outsourcing fees for checking online literature works and producing audio and video, depreciation expenses and service fees for internet data center, and salary and benefits expenses of operation and maintenance department.

(p)          Research and Development Expenses

Research and development expenses primarily consist of (1) salary and benefits expenses incurred in the research and development of new products and new functionality, and (2) general expenses and depreciation expenses associated with the research and development activities.

Expenditures incurred during the research phase are expensed as incurred and no research and development expenses were capitalized as of December 31, 2019,2020 and 2021.

2.Summary of Significant Accounting Policies (Continued)

(q)          Sales and Marketing Expenses

Sales and marketing expenses primarily consist of advertising and promotion expenses, expenses incurred for the user incentive programs, salaries and benefits of sales and marketing personnel and fees paid to mobile device manufacturers to pre-install the Group’s smart input products. Advertising and promotion expenses which mainly include user acquisition costs that represent payment to the third parties for online user acquisition of the Group’s products via social media and demand-side platforms amounted to US$147,798,957, US$408,131,372 and US$145,992,236 for the years ended December 31, 2019, 2020 and 2021, respectively.The Group launched the user incentive programs for its registered users in its various applications to enhance user engagements.

(r)           Leases

The Group leases office space in different cities in PRC and USA under non-cancellable operating lease agreements that expire at various dates through December 2023. Before January 1, 2021, the Group applied the ASC 840, Leases, under which each lease is classified at the inception date as either a capital lease or an operating lease. All the Group’s leases were classified as operating lease under ASC 840.

Effective January 1, 2021, the Group adopted ASU No. 2016-02 “Leases” (“ASC 842”) using the modified retrospective approach. The Group elected the transition package of practical expedients permitted within the standard, which allowed it not to reassess initial direct costs, lease classification, or whether the contracts contain or are leases for any leases that existed prior to January 1, 2021. The Group also elected the short-term lease exemption for all contracts with an original lease term of 12 months or less. Upon the adoption, the Group recognized operating lease right of use (“ROU”) assets of US$2,563,151 with corresponding lease liabilities of US$2,470,968 on the consolidated balance sheets. The operating lease ROU assets include adjustments for prepayments. The adoption did not impact the Group’s beginning retained earnings as of January 1, 2021, or the Group’s prior years’ financial statements.

Under ASC 842, the Group determines whether an arrangement constitutes a lease and records lease liabilities and ROU assets on its consolidated balance sheets at the lease commencement. The Group measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which is computed using the Group’s incremental borrowing rate, an estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. The Group measures the operating lease ROU assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term after the lessor makes the underlying asset available to the Group. Some of the Group’s lease contracts include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group does not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

The Group incurred operating lease costs amounting to US$1,426,926 and US$1,680,814 (excluding US$64,559 for short-term leases not capitalized as ROU assets) for the years ended December 31 2020 and 2021, respectively. Cash payments against operating lease liabilities were US$1,666,271 for the year ended December 31,2021.

2.Summary of Significant Accounting Policies (Continued)

(r)          Leases (Continued)

As of December 31, 2021, Group’s operating leases had a weighted average remaining lease term of 1.0 years and a weighted average discount rate of 6.0%. Future lease payments under operating leases as of December 31, 2021 were as follows:

As of December 31,
2021
US$
2022	834,315
2023	105,216
Total lease payment	939,531
Less: imputed interest	(26,764)
Total lease liability balance	912,767
Less: Operating lease liabilities, current	(809,610)
Long-term operating lease liabilities	103,157

As of December 31, 2020, the future minimum lease payments under the Group’s non-cancelable operating lease agreements based on ASC 840 are as follows:

As of December 31,
2020
US$
2021	1,650,102
2022	947,794
2023	62,003
Total lease commitment	2,659,899

(s)          Convertible Notes, Beneficial Conversion Feature (“BCF”) and Redemption Feature

The Group issued convertible notes in January and March 2021. The Group has evaluated whether the conversion feature of the notes is considered an embedded derivative instrument subject to bifurcation in accordance with Topic 815, Derivatives and Hedging (“ASC 815”), Accounting for Derivative Instruments and Hedging Activities. Based on the Group’s evaluation, the conversion feature is not considered an embedded derivative instrument subject to bifurcation as conversion option does not provide the holder of the notes with means to net settle the contracts. Convertible notes, for which the embedded conversion feature does not qualify for derivative treatment, are evaluated to determine if the effective rate of conversion per the terms of the convertible note agreement is below market value. In these instances, the value of the BCF is determined as the intrinsic value of the conversion feature is recorded as deduction to the carrying amount of the notes and credited to additional paid-in-capital. The value of the BCF is recorded in the financial statements as a debt discount from the face amount of the notes, which is then accreted to interest expense over the life of the related debt using the effective interest method. The Group presents the occurred debt issuance costs as a direct deduction from the convertible note rather than as an asset. Amortization of the costs is reported as interest expense. At the date of above conversion, the remaining amount has been fully amortized to interest expense.

2.Summary of Significant Accounting Policies (Continued)

(s)          Convertible Notes, Beneficial Conversion Feature (“BCF”) and Redemption Feature (Continued)

The convertible notes issued in March 2021 also include a monthly redemption feature which trigger a mandatory monthly redemption of a portion of the principal amount plus an 8% redemption premium and accrued and unpaid interest to be redeem in cash, the shares of the Group or a combination of both at the option of the Group if certain conditions relating to trading prices of the Group’s shares are not met (“Monthly Redemption”). The Group has evaluated whether the Monthly Redemption feature is considered an embedded derivative instrument subject to bifurcation in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities. Based on the Group’s evaluation, the monthly redemption has an underlying based on the fair value of the Group’s shares. An underlying that is based on common stock is not considered to be clearly and closely related to a debt host instrument, therefore, the Monthly Redemption feature should be separately accounted for as a standalone derivative under ASC 815. This derivative is presented at fair value with change in fair value recognized in earnings. For the convertible note issued with this derivative, a portion of the note’s proceed is allocated to the derivative based on the fair value at the date of the issuance. The allocated fair value for the derivative is recorded as a debt discount from the face amount of the notes, which is then accredited to interest expense over the life of the related debt using the effective interest method.

(t)          Income Taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Group follows the asset and liability method of accounting for income taxes.

In accordance with the provisions of ASC 740, Income Taxes, the Group recognizes in the financial statements the benefit of a tax position if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process.

Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial statements carrying amounts and tax bases of assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. The Group considers positive and negative evidence when determining whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, historical results of operations, and tax planning strategies. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

The actual benefits that are ultimately realized may differ from estimates. As each audit is concluded, adjustments, if any, are recorded in the financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require us to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. As of December 31, 2019,2020 and 2021, the Group did not have any significant unrecognized uncertain tax positions.

2.Summary of Significant Accounting Policies (Continued)

(u)          Employee Contribution Plan

Pursuant to the relevant labor rules and regulations in the PRC, the Group participates in defined contribution retirement schemes (the “Schemes”) organized by the relevant local government authorities for its eligible employees whereby the Group is required to make contributions to the Schemes at certain percentages of the deemed salary rate announced annually by the local government authorities. Contributions to the defined contribution plan are expensed as incurred.

The Group has no other material obligation for payment of pension benefits except for the annual contributions described above.

(v)         Share-based Compensation

Fair value recognition provisions according to ASC718, Compensation—Stock Compensation: Overall, is applied to share-based compensation, which requires the Group to recognize expense for the fair value of its share-based compensation awards. Compensation expense adjusted for forfeiture effect on a straight-line basis over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

Employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required, or b) using grade vesting method, net of actual forfeitures, over the requisite service, which is the vesting period.

The Group determines fair value of share options as of the grant date using binomial option pricing model and the fair value of restricted share units as of the grant date based on the fair market value of the underlying ordinary shares.

The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The Group accounts for forfeitures of the share-based awards when they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited. Amortization of share-based compensation is presented in the same line item in the consolidated statements of operations as the cash compensation of those employees receiving the award.

(w)          Comprehensive Loss

Comprehensive Loss includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, the Group’s total comprehensive loss includes net loss and foreign currency translation adjustments.

(x)         Loss per Share

Basic loss per share are computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

2.Summary of Significant Accounting Policies (Continued)

(x)         Loss per Share (Continued)

Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, which consists of the ordinary shares issuable upon the conversion of the convertible notes (using the if-converted method), ordinary shares issuable upon the exercise of share options and vest of non-vested restricted share units (using the treasury stock method).

(y)          Concentration and risks

Concentration of Customers

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable and prepayments. The Group places its cash and cash equivalents and short-term investments with financial institutions with high-credit ratings and quality.The Group conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers. With respect to prepayments, the Group performs on-going credit evaluations of the financial condition of these suppliers and has noted no significant credit risk.

The following customers accounted for 10% or more of revenue:

	For the years ended
	December 31,
	2019		2020		2021
	US$	%	US$	%	US$	%
Company A	51,013,296	28.68%	*	*	*	*
Company B	28,417,379	15.98%	*	*	*	*
Company C	21,988,975	12.36%	*	*	*	*
Company D	21,335,698	11.99%	*	*	*	*
Company E	*	*	115,829,770	26.24%	75,896,207	27.89%
Company F	*	*	58,667,031	13.29%	68,943,513	25.33%

* Less than 10%.

The following customers accounted for 10% or more of accounts receivable:

	As of December 31,
	2020		2021
	US$	%	US$	%
Company E	7,498,563	25.60%	7,233,559	31.93%
Company F	11,559,398	39.47%	2,299,038	10.15%
Company G	*	*	2,298,864	10.15%

*Less than 10%.

2.Summary of Significant Accounting Policies (Continued)

(y)          Concentration and risks (Continued)

Concentration of Vendors

The Group uses certain vendors to acquire users and those cost are recorded as sales and marketing expenses. Vendors accounted for 10% or more are listed as below:

	For the years ended December 31,
	2019		2020		2021
	US$	%	US$	%	US$	%
Company H	*	*	*	*	24,058,293	12.02%
Company I	*	*	*	*	22,034,256	11.00%
Company J	*	*	52,426,534	12.53%	*	*

* Less than 10%.

The following vendors accounted for 10% or more of accounts payable:

	As of December 31,
	2020		2021
	US$	%	US$	%
Company G	*	*	5,560,854	20.03%
Company H	*	*	4,913,194	17.70%
Company I	*	*	4,041,705	14.56%
Company K	16,072,255	21.11%	*	*
Company J	9,461,038	12.43%	*	*
Company L	7,604,056	10.00%	*	*

* Less than 10%.

Business and Economic Risks

The Group participates in the dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations and cash flows: changes in the overall demand for services and products; competitive pressures due to existing and new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; brand maintenance and enhancement; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange in the PRC, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents and restricted cash denominated in RMB amounted to RMB 280,266,558 (amounted to US$42,953,388) and RMB 87,782,986 (amounted to US$13,768,368) as of December 31, 2020 and 2021, respectively.

2.Summary of Significant Accounting Policies (Continued)

(z)          Recent Accounting Pronouncements

New accounting pronouncements recently adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize a right-of-use asset and lease liability on their balance sheet for all leases with terms beyond twelve months. Effective January 1, 2021, the Group adopted the requirements of this ASU using the modified retrospective approach with comparative periods continuing to be reported under Topic 840. The Group elected the transition package of practical expedients permitted within the standard. As a result, the Group did not reassess initial direct costs, lease classification, or whether the contracts contain or are leases. The consolidated financial statements for the year ended December 31, 2021 are presented under the new standard, while comparative periods presented have not been adjusted and continue to be reported in accordance with the previous standard.

In December 2019, the FASB has issued ASU No. 2019-12, Income Taxes (Topic 740) - Simplifying the Accounting for Income Taxes. The guidance issued in this update simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in ASC740 related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition for deferred tax liabilities for outside basis differences. This ASU also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Group has adopted the guidance on January 1, 2021. There was no material impact on the consolidated financial statements and related disclosures as a result of adopting this new standard.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. The amendments in this ASU are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years for smaller reporting companies (as defined by the U.S. Securities and Exchange Commission) and other non-SEC reporting entities and early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Group has adopted this guidance on January 1, 2021 and it did not have a material impact on its consolidated financial statements and related disclosures.

New accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU 2016-13, Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU provides more useful information about expected credit losses to financial statement users and changes how entities will measure credit losses on financial instruments and timing of when such losses should be recognized. This ASU is effective for annual and interim periods beginning after December 15, 2019 for the public business entities. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. In November 2019, the FASB issued ASU No. 2019-10 which delayed the effective date of ASU 2016-13 for smaller reporting companies and other non-SEC reporting entities to fiscal years beginning after December 15, 2022, including interim periods within those fiscal periods. Early adoption is permitted. The Group is currently assessing the impact the guidance will have on its consolidated financial statements.